UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Tactical Income
Central Fund

June 30, 2009

1.816017.105

TP1-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 7,800,912
5.875% 3/15/11	12,095,000	12,296,067
		20,096,979
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	3,000,000	3,169,140
Household Durables - 0.2%
Fortune Brands, Inc.:
5.875% 1/15/36	1,230,000	959,529
6.375% 6/15/14	4,750,000	4,722,949
		5,682,478
Media - 2.8%
AOL Time Warner, Inc. 6.75% 4/15/11	10,224,000	10,700,142
Comcast Corp.:
4.95% 6/15/16	8,729,000	8,562,608
6.55% 7/1/39	9,750,000	9,733,337
COX Communications, Inc.:
6.25% 6/1/18 (b)	3,567,000	3,526,087
6.45% 12/1/36 (b)	6,587,000	5,955,616
6.95% 6/1/38 (b)	3,263,000	3,141,094
7.125% 10/1/12	8,325,000	8,949,009
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,577,700
8.25% 2/1/30	8,580,000	5,909,475
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	1,762,704
News America, Inc.:
6.15% 3/1/37	2,880,000	2,442,617
6.2% 12/15/34	2,090,000	1,784,225
6.9% 3/1/19 (b)	5,422,000	5,649,832
Time Warner Cable, Inc. 5.85% 5/1/17	20,421,000	20,392,431
Time Warner, Inc. 1.15% 11/13/09 (f)	1,890,000	1,885,490
Viacom, Inc.:
5.75% 4/30/11	10,801,000	11,057,653
6.125% 10/5/17	4,415,000	4,290,607
6.75% 10/5/37	2,840,000	2,556,625
		110,877,252
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
Staples, Inc. 9.75% 1/15/14	$ 8,118,000	$ 9,067,238
TOTAL CONSUMER DISCRETIONARY		148,893,087
CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (b)	3,554,000	3,585,698
6.875% 11/15/19 (b)	7,200,000	7,466,335
8.2% 1/15/39 (b)	4,500,000	5,011,529
Diageo Capital PLC 5.2% 1/30/13	1,445,000	1,502,830
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,715,000	3,480,101
		21,046,493
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
6.036% 12/10/28 (b)	2,346,100	2,004,555
6.302% 6/1/37 (f)	6,880,000	5,091,200
		7,095,755
Food Products - 0.3%
Kraft Foods, Inc.:
6% 2/11/13	6,263,000	6,672,325
6.25% 6/1/12	2,845,000	3,066,170
		9,738,495
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	4,444,000	4,990,216
9.7% 11/10/18	4,681,000	5,366,514
Reynolds American, Inc.:
6.75% 6/15/17	6,865,000	6,409,871
7.25% 6/15/37	10,175,000	8,400,012
		25,166,613
TOTAL CONSUMER STAPLES		63,047,356
ENERGY - 4.0%
Energy Equipment & Services - 0.7%
BJ Services Co. 6% 6/1/18	6,710,000	6,565,010
DCP Midstream LLC:
6.75% 9/15/37 (b)	3,320,000	2,758,060
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC: - continued
9.75% 3/15/19 (b)	$ 3,321,000	$ 3,702,062
Kinder Morgan, Inc. 6.5% 9/1/12	4,952,000	4,840,580
Transocean Ltd. 6% 3/15/18	3,500,000	3,638,656
Weatherford International Ltd. 6% 3/15/18	3,500,000	3,437,028
		24,941,396
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Finance Co. 6.75% 5/1/11	3,435,000	3,575,148
Anadarko Petroleum Corp. 5.95% 9/15/16	10,818,000	10,673,298
Canadian Natural Resources Ltd. 5.7% 5/15/17	7,000,000	7,078,470
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	5,220,000	5,226,092
ConocoPhillips 5.75% 2/1/19	9,737,000	10,233,733
Duke Capital LLC 6.25% 2/15/13	4,500,000	4,607,379
Duke Energy Field Services 7.875% 8/16/10	3,555,000	3,718,832
EnCana Corp. 4.75% 10/15/13	1,065,000	1,073,616
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	10,880,940
Nakilat, Inc. 6.067% 12/31/33 (b)	5,890,000	4,668,296
Nexen, Inc.:
5.05% 11/20/13	1,847,000	1,860,712
5.875% 3/10/35	4,940,000	4,232,795
6.4% 5/15/37	3,510,000	3,223,795
Pemex Project Funding Master Trust 1.25% 12/3/12 (b)(f)	4,130,000	3,861,550
Petro-Canada:
6.05% 5/15/18	1,960,000	1,950,412
6.8% 5/15/38	4,895,000	4,825,667
Petroleos Mexicanos 8% 5/3/19 (b)	293,000	317,905
Suncor Energy, Inc.:
6.1% 6/1/18	6,075,000	6,107,276
6.5% 6/15/38	1,165,000	1,072,302
6.85% 6/1/39	5,340,000	5,250,865
Talisman Energy, Inc. yankee 6.25% 2/1/38	5,365,000	4,832,105
TEPPCO Partners LP:
6.65% 4/15/18	5,410,000	5,491,794
7.55% 4/15/38	4,660,000	4,838,758
Texas Eastern Transmission LP 6% 9/15/17 (b)	10,030,000	10,016,118
Valero Energy Corp. 6.625% 6/15/37	2,595,000	2,213,846
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5.9% 8/1/12	$ 2,970,000	$ 3,147,648
6.25% 8/1/17	3,698,000	3,891,365
		128,870,717
TOTAL ENERGY		153,812,113
FINANCIALS - 15.4%
Capital Markets - 3.2%
Bear Stearns Companies, Inc. 6.95% 8/10/12	10,655,000	11,580,429
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,240,000	2,316,138
5.95% 1/18/18	4,700,000	4,558,807
6% 5/1/14	5,100,000	5,322,666
6.15% 4/1/18	4,350,000	4,235,060
6.75% 10/1/37	4,250,000	3,778,225
7.5% 2/15/19	5,630,000	6,028,446
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	1,637,000	1,546,556
6.5% 6/15/12	5,900,000	5,449,901
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,830,000	2,254,536
JPMorgan Chase Capital XX 6.55% 9/29/36	45,870,000	36,458,531
Lazard Group LLC:
6.85% 6/15/17	2,362,000	2,169,868
7.125% 5/15/15	8,210,000	7,542,864
Merrill Lynch & Co., Inc. 6.875% 4/25/18	4,544,000	4,205,726
Morgan Stanley:
1.4494% 1/9/14 (f)	18,765,000	16,846,879
6% 5/13/14	3,640,000	3,685,384
7.3% 5/13/19	5,335,000	5,532,128
Northern Trust Corp. 4.625% 5/1/14	828,000	850,859
State Street Corp. 4.3% 5/30/14	710,000	701,936
		125,064,939
Commercial Banks - 2.5%
Bank of America NA 6% 10/15/36	3,915,000	3,137,826
Barclays Bank PLC 6.75% 5/22/19	4,585,000	4,547,275
BB&T Capital Trust IV 6.82% 6/12/77 (f)	1,009,000	721,672
Credit Suisse (Guernsey) Ltd. 5.86%	6,010,000	3,906,500
Credit Suisse First Boston 6% 2/15/18	8,680,000	8,665,461
Credit Suisse First Boston New York Branch 5% 5/15/13	4,559,000	4,660,771
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch 5.5% 5/1/14	$ 4,438,000	$ 4,610,816
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (b)(f)	756,000	661,500
Export-Import Bank of Korea:
5.125% 2/14/11	11,295,000	11,442,648
5.25% 2/10/14 (b)	2,560,000	2,487,926
Fifth Third Bancorp:
4.5% 6/1/18	1,835,000	1,311,963
8.25% 3/1/38	1,166,000	892,575
HBOS PLC 6.75% 5/21/18 (b)	3,118,000	2,353,747
HSBC Holdings PLC:
1.3659% 10/6/16 (f)	737,000	642,433
6.5% 5/2/36	5,385,000	5,258,636
6.5% 9/15/37	1,710,000	1,654,105
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (b)(f)	496,000	389,850
PNC Funding Corp.:
1.1794% 1/31/12 (f)	1,881,000	1,732,256
6.7% 6/10/19	2,480,000	2,557,870
Regions Bank 6.45% 6/26/37	1,300,000	822,440
Santander Issuances SA Unipersonal:
0.9688% 6/20/16 (b)(f)	2,268,000	1,701,000
5.805% 6/20/16 (b)(f)	5,630,000	4,528,659
Sovereign Bank 2.7375% 8/1/13 (f)	1,063,000	801,928
Standard Chartered Bank 6.4% 9/26/17 (b)	10,620,000	9,596,338
Wachovia Bank NA 5.85% 2/1/37	10,890,000	9,606,472
Wells Fargo Bank NA 5.95% 8/26/36	7,963,000	7,126,129
		95,818,796
Consumer Finance - 1.0%
Capital One Bank USA NA 8.8% 7/15/19	5,080,000	5,189,850
General Electric Capital Corp. 5.9% 5/13/14	4,870,000	4,970,619
SLM Corp.:
0.8294% 3/15/11 (f)	555,000	476,102
1.2519% 7/26/10 (f)	29,367,000	26,655,046
1.3219% 10/25/11 (f)	1,810,000	1,466,522
1.3919% 1/27/14 (f)	1,095,000	761,159
4.5% 7/26/10	1,140,000	1,077,300
5% 10/1/13	383,000	309,792
		40,906,390
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 1.5%
Bank of America Corp. 5.75% 12/1/17	$ 6,530,000	$ 5,814,495
BTM Curacao Holding NV 0.93% 12/19/16 (b)(f)	1,229,000	952,802
Citigroup, Inc.:
5.3% 10/17/12	3,500,000	3,375,953
5.5% 4/11/13	11,124,000	10,425,913
6.125% 5/15/18	8,400,000	7,347,152
8.5% 5/22/19	4,000,000	4,068,956
CME Group, Inc. 5.75% 2/15/14	2,004,000	2,137,100
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	4,776,000	5,193,585
JPMorgan Chase & Co. 4.891% 9/1/15 (f)	6,010,000	5,228,700
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	1,045,000	1,076,556
Prime Property Funding, Inc. 5.5% 1/15/14 (b)	4,295,000	3,086,052
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(f)	3,000,000	2,310,000
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(f)	2,500,000	1,900,000
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(f)	975,000	704,828
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(f)	6,090,000	4,384,800
		58,006,892
Insurance - 2.1%
Allstate Corp.:
6.2% 5/16/14	4,675,000	4,903,463
7.45% 5/16/19	3,571,000	3,863,322
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,060,317
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(f)	11,559,000	8,900,430
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (b)	7,190,000	5,522,064
10.75% 6/15/88 (b)(f)	4,025,000	2,898,000
Lincoln National Corp. 7% 5/17/66 (f)	1,430,000	900,900
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (b)	4,462,000	4,738,162
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (b)(f)	7,800,000	7,264,920
MetLife, Inc. 6.75% 6/1/16	3,550,000	3,614,095
Metropolitan Life Global Funding I:
5.125% 11/9/11 (b)	3,535,000	3,654,274
5.125% 6/10/14 (b)	3,155,000	3,130,448
Monumental Global Funding II 5.65% 7/14/11 (b)	3,425,000	3,425,301
New York Life Global Funding 4.65% 5/9/13 (b)	4,556,000	4,621,201
Pacific Life Global Funding 5.15% 4/15/13 (b)	4,915,000	4,898,589
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	$ 3,000,000	$ 2,911,566
Prudential Financial, Inc. 7.375% 6/15/19	1,370,000	1,345,107
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(f)	9,370,000	6,648,465
Symetra Financial Corp. 6.125% 4/1/16 (b)	3,545,000	2,683,101
The Chubb Corp. 6.5% 5/15/38	2,125,000	2,303,659
		83,287,384
Real Estate Investment Trusts - 3.9%
AMB Property LP:
5.9% 8/15/13	4,780,000	4,360,216
6.3% 6/1/13	4,580,000	4,247,277
AvalonBay Communities, Inc.:
5.5% 1/15/12	1,045,000	1,047,725
6.625% 9/15/11	2,025,000	2,089,887
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,315,000	9,087,658
5.7% 5/1/17	506,000	350,729
5.75% 4/1/12	2,319,000	2,096,650
Camden Property Trust 4.375% 1/15/10	5,005,000	5,039,945
Colonial Properties Trust:
4.8% 4/1/11	401,000	375,565
5.5% 10/1/15	16,890,000	13,311,887
Developers Diversified Realty Corp.:
4.625% 8/1/10	370,000	334,534
5% 5/3/10	3,280,000	2,969,896
5.25% 4/15/11	3,260,000	2,725,706
5.375% 10/15/12	1,825,000	1,233,715
Duke Realty LP:
5.4% 8/15/14	5,025,000	4,271,948
5.5% 3/1/16	3,680,000	2,830,608
5.625% 8/15/11	2,450,000	2,345,380
5.875% 8/15/12	565,000	512,901
5.95% 2/15/17	1,305,000	1,011,594
6.25% 5/15/13	3,384,000	2,972,714
6.5% 1/15/18	4,735,000	3,704,891
Equity One, Inc.:
6% 9/15/17	3,010,000	2,362,922
6.25% 1/15/17	2,250,000	1,803,438
Federal Realty Investment Trust:
5.4% 12/1/13	2,560,000	2,347,779
6% 7/15/12	1,635,000	1,591,972
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6.2% 1/15/17	$ 1,240,000	$ 1,098,378
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	908,559
6.65% 1/15/18	2,745,000	2,208,751
Liberty Property LP:
5.5% 12/15/16	3,150,000	2,560,317
6.625% 10/1/17	3,020,000	2,562,763
Mack-Cali Realty LP:
5.05% 4/15/10	4,605,000	4,587,386
7.75% 2/15/11	525,000	521,120
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,346,002
6% 3/31/16	1,240,000	916,354
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,872,125
4.875% 8/15/10	9,675,000	9,750,117
5.1% 6/15/15	5,540,000	5,058,713
5.375% 6/1/11	1,630,000	1,633,744
5.45% 3/15/13	22,350,000	21,604,538
5.75% 5/1/12	1,820,000	1,849,171
7.75% 1/20/11	1,100,000	1,128,239
Tanger Properties LP 6.15% 11/15/15	6,300,000	5,097,714
UDR, Inc. 5.5% 4/1/14	4,750,000	4,380,268
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,565,000	1,417,046
Washington (REIT) 5.95% 6/15/11	5,375,000	5,071,463
		151,600,305
Real Estate Management & Development - 0.5%
ERP Operating LP:
5.375% 8/1/16	1,346,000	1,238,233
5.5% 10/1/12	5,613,000	5,620,959
5.75% 6/15/17	6,878,000	6,416,349
6.625% 3/15/12	1,125,000	1,152,680
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	3,942,203
		18,370,424
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
7.375% 5/15/14	13,563,000	14,010,796
7.625% 6/1/19	2,910,000	2,922,982
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.:
2.6688% 6/20/13 (f)	$ 1,349,000	$ 1,211,178
3.0275% 4/1/14 (f)	2,870,000	2,041,112
4.9% 9/23/10	8,645,000	8,443,995
		28,630,063
TOTAL FINANCIALS		601,685,193
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	3,302,000	3,411,475
6.25% 6/15/14	1,955,000	2,068,601
7.25% 6/15/19	1,266,000	1,396,074
		6,876,150
Pharmaceuticals - 0.2%
Eli Lilly & Co. 4.2% 3/6/14	4,752,000	4,892,474
Merck & Co., Inc.:
5% 6/30/19	2,344,000	2,373,370
5.85% 6/30/39	2,548,000	2,617,461
		9,883,305
TOTAL HEALTH CARE		16,759,455
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
Bombardier, Inc. 7.45% 5/1/34 (b)	4,500,000	3,420,000
Airlines - 1.1%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	501,464	478,899
7.024% 4/15/11	2,545,000	2,513,188
7.858% 4/1/13	11,500,000	10,781,250
Continental Airlines, Inc.:
6.545% 8/2/20	1,266,667	1,171,667
6.648% 3/15/19	2,356,058	1,931,967
7.056% 3/15/11	2,000,000	1,980,000
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	6,185,026	5,071,721
7.57% 11/18/10	6,500,000	6,207,500
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	$ 2,223,788	$ 1,623,365
8.36% 7/20/20	9,550,638	7,545,004
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	3,752,053	2,814,040
6.071% 9/1/14	72,129	71,407
6.201% 3/1/10	31,112	30,801
6.602% 9/1/13	99,725	98,727
		42,319,536
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (f)	1,736,000	1,674,504
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	445,000	364,236
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (f)	2,756,000	2,180,685
TOTAL INDUSTRIALS		49,958,961
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19	2,884,000	2,883,856
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	4,400,410
6.55% 10/1/17	3,985,000	3,618,085
7.125% 10/1/37	2,289,000	1,854,710
		9,873,205
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	2,588,880
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,376,872
6.375% 8/3/15	3,870,000	3,326,106
National Semiconductor Corp.:
0.8794% 6/15/10 (f)	2,015,000	1,813,635
6.15% 6/15/12	3,260,000	3,182,099
		12,698,712
TOTAL INFORMATION TECHNOLOGY		28,044,653
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 1.8%
Chemicals - 0.7%
Agrium, Inc. 7.125% 5/23/36	$ 3,415,000	$ 3,081,911
Dow Chemical Co.:
7.6% 5/15/14	12,815,000	13,199,463
8.55% 5/15/19	5,205,000	5,214,265
9.4% 5/15/39	4,851,000	4,993,513
		26,489,152
Metals & Mining - 1.1%
Anglo American Capital PLC 9.375% 4/8/19 (b)	3,599,000	3,886,920
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	2,795,000	2,998,317
6.5% 4/1/19	2,795,000	3,103,917
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	4,620,000	4,987,008
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	3,770,000	3,787,908
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	5,550,000	5,584,782
6.5% 7/15/18	9,625,000	9,630,611
7.125% 7/15/28	8,500,000	8,110,938
		42,090,401
TOTAL MATERIALS		68,579,553
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.4%
AT&T, Inc. 6.8% 5/15/36	6,735,000	6,977,972
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,897,000	7,619,447
Deutsche Telekom International Financial BV:
5.25% 7/22/13	3,305,000	3,394,668
5.875% 8/20/13	4,795,000	5,029,610
Sprint Capital Corp.:
6.875% 11/15/28	4,699,000	3,336,290
7.625% 1/30/11	3,420,000	3,381,525
Telecom Italia Capital SA 5.25% 10/1/15	7,199,000	6,949,461
Telefonica Emisiones SAU:
5.855% 2/4/13	1,456,000	1,534,825
5.877% 7/15/19 (c)	3,155,000	3,252,783
6.221% 7/3/17	1,511,000	1,598,585
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
5.25% 4/15/13	$ 3,605,000	$ 3,783,379
6.35% 4/1/19	6,400,000	6,657,862
		53,516,407
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp. 6% 12/1/16	15,074,000	12,322,995
Verizon Wireless Capital LLC 3.75% 5/20/11 (b)	19,702,000	20,105,359
Vodafone Group PLC 5.625% 2/27/17	1,292,000	1,312,251
		33,740,605
TOTAL TELECOMMUNICATION SERVICES		87,257,012
UTILITIES - 4.6%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	4,789,000	4,917,206
Baltimore Gas & Electric Co. 6.125% 7/1/13	3,815,000	3,981,212
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,993,325
Commonwealth Edison Co. 5.4% 12/15/11	8,870,000	9,277,647
EDP Finance BV 6% 2/2/18 (b)	11,483,000	11,790,963
Exelon Corp. 4.9% 6/15/15	16,502,000	15,364,732
FirstEnergy Corp. 6.45% 11/15/11	2,962,000	3,091,617
Nevada Power Co. 6.5% 5/15/18	1,920,000	1,962,422
Ohio Power Co. 1.3459% 4/5/10 (f)	2,153,000	2,129,455
Oncor Electric Delivery Co. 6.375% 5/1/12	12,885,000	13,596,639
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	4,634,088
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,183,307
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	14,182,000	10,352,860
		90,275,473
Gas Utilities - 0.1%
EQT Corp. 8.125% 6/1/19	575,000	615,462
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,735,000	2,648,864
		3,264,326
Independent Power Producers & Energy Traders - 0.7%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,322,450
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	11,769,423
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,036,808
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC: - continued
6.5% 5/1/18	$ 5,340,000	$ 5,421,264
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,281,132
		25,831,077
Multi-Utilities - 1.5%
Dominion Resources, Inc.:
6.3% 9/30/66 (f)	11,838,000	8,049,840
7.5% 6/30/66 (f)	7,960,000	5,970,000
National Grid PLC 6.3% 8/1/16	12,875,000	13,227,582
NiSource Finance Corp.:
1.2313% 11/23/09 (f)	5,611,000	5,566,443
5.4% 7/15/14	1,450,000	1,372,016
5.45% 9/15/20	5,172,000	4,350,086
6.15% 3/1/13	3,565,000	3,543,713
6.4% 3/15/18	9,640,000	8,918,184
7.875% 11/15/10	1,705,000	1,761,076
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	9,090,000	6,635,700
		59,394,640
TOTAL UTILITIES		178,765,516
TOTAL NONCONVERTIBLE BONDS (Cost $1,470,921,584)		1,396,802,899
U.S. Government and Government Agency Obligations - 20.2%

U.S. Government Agency Obligations - 8.8%
Fannie Mae:
1.375% 4/28/11	54,013,000	54,152,786
2.5% 5/15/14	32,737,000	32,183,057
2.75% 3/13/14	46,450,000	46,350,597
3.625% 2/12/13	25,630,000	26,948,074
5% 2/13/17	15,000,000	16,368,750
5.375% 6/12/17	17,000,000	18,965,625
Freddie Mac:
1.625% 4/26/11	35,000,000	35,266,455
2.125% 3/23/12	30,410,000	30,684,967
2.5% 4/23/14	19,600,000	19,289,712
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.125% 12/21/12	$ 53,700,000	$ 57,272,339
4.5% 7/15/13 (i)	7,000,000	7,534,905
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		345,017,267
U.S. Treasury Inflation Protected Obligations - 5.2%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	25,219,500	24,924,008
2% 1/15/14 (i)	4,038,860	4,130,994
2.125% 1/15/19	29,793,600	30,771,162
2.375% 1/15/17 (i)	136,477,595	142,448,725
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		202,274,889
U.S. Treasury Obligations - 6.2%
U.S. Treasury Bonds 6.25% 5/15/30	51,700,000	65,545,880
U.S. Treasury Notes:
2.75% 10/31/13	130,385,000	132,799,209
4% 8/15/18	40,355,000	41,858,869
TOTAL U.S. TREASURY OBLIGATIONS		240,203,958
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $774,938,225)		787,496,114
U.S. Government Agency - Mortgage Securities - 24.7%

Fannie Mae - 19.1%
3.061% 6/1/33 (f)	161,745	164,657
3.283% 3/1/35 (f)	159,155	162,653
3.301% 3/1/35 (f)	1,465,689	1,492,622
3.583% 8/1/36 (f)	3,628,306	3,714,035
3.699% 5/1/33 (f)	49,240	50,220
3.77% 6/1/34 (f)	1,123,225	1,138,263
3.834% 5/1/34 (f)	2,576,871	2,600,004
3.872% 9/1/33 (f)	1,475,673	1,485,547
3.88% 6/1/35 (f)	917,853	939,442
3.919% 7/1/35 (f)	1,095,118	1,118,149
3.945% 2/1/35 (f)	932,906	950,242
3.971% 7/1/35 (f)	566,016	578,175
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 6/1/18 to 9/1/19	$ 32,032,304	$ 32,817,104
4% 7/16/24 (c)	32,000,000	31,982,397
4% 7/16/24 (c)	68,000,000	67,962,593
4.288% 3/1/33 (f)	115,567	118,030
4.301% 7/1/35 (f)	833,575	856,365
4.338% 3/1/37 (f)	2,830,894	2,920,583
4.398% 11/1/36 (f)	3,152,811	3,253,972
4.436% 3/1/35 (f)	435,910	450,050
4.477% 3/1/35 (f)	886,670	910,328
4.492% 5/1/35 (f)	544,798	554,416
4.5% 4/1/23	24,319	24,846
4.526% 10/1/35 (f)	15,776,607	16,241,976
4.548% 10/1/33 (f)	181,900	185,074
4.619% 9/1/35 (f)	4,884,706	5,059,275
4.643% 4/1/35 (f)	11,427,653	11,703,768
4.667% 7/1/35 (f)	245,540	254,005
4.707% 7/1/35 (f)	2,794,203	2,914,922
4.734% 10/1/35 (f)	1,644,255	1,689,564
4.761% 5/1/35 (f)	7,423,535	7,667,394
4.788% 8/1/35 (f)	5,782,045	6,003,272
4.798% 9/1/35 (f)	5,708,207	5,959,814
4.854% 10/1/34 (f)	3,368,568	3,448,089
4.858% 8/1/35 (f)	7,635,029	7,960,304
4.866% 2/1/36 (f)	5,506,041	5,690,647
4.939% 5/1/36 (f)	1,175,702	1,219,559
4.987% 7/1/35 (f)	3,169,803	3,266,973
5% 2/1/18 to 10/1/38 (i)	138,429,813	141,431,745
5% 7/13/39 (c)	1,000,000	1,017,558
5% 7/13/39 (c)	2,500,000	2,543,896
5% 7/13/39 (c)	1,000,000	1,017,558
5.069% 4/1/35 (f)	628,601	643,449
5.083% 9/1/34 (f)	266,336	271,754
5.108% 4/1/36 (f)	3,944,999	4,121,294
5.183% 5/1/35 (f)	3,419,057	3,546,892
5.185% 3/1/35 (f)	161,444	166,349
5.242% 9/1/36 (f)	8,809,850	9,244,101
5.292% 3/1/36 (f)	2,006,392	2,086,128
5.301% 12/1/34 (f)	339,281	346,667
5.5% 12/1/13 to 3/1/39	262,237,637	272,005,821
5.5% 7/1/39 (c)	500,000	515,880
5.595% 7/1/37 (f)	1,098,481	1,141,287
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.612% 3/1/36 (f)	$ 2,040,413	$ 2,124,363
5.676% 3/1/36 (f)	5,028,958	5,267,404
6% 8/1/11 to 11/1/22	13,132,019	13,943,240
6% 7/13/39 (c)	30,000,000	31,344,630
6.003% 4/1/36 (f)	847,376	884,979
6.117% 4/1/36 (f)	2,519,927	2,633,680
6.248% 6/1/36 (f)	420,386	434,634
6.326% 4/1/36 (f)	905,192	948,229
6.5% 2/1/12 to 11/1/16	1,433,652	1,516,602
7% 4/1/10 to 6/1/32	6,943,587	7,544,061
7.5% 2/1/22 to 11/1/31	3,436,472	3,768,499
8% 6/1/29	1,601	1,773
11.5% 11/1/15	5,610	5,808
TOTAL FANNIE MAE		746,027,610
Freddie Mac - 1.7%
3.156% 2/1/34 (f)	254,461	258,912
3.478% 3/1/35 (f)	259,399	265,380
3.858% 1/1/35 (f)	157,440	161,298
4% 7/1/18 to 9/1/20	6,031,112	6,150,780
4.046% 8/1/35 (f)	7,910,226	8,110,655
4.067% 6/1/35 (f)	396,738	410,419
4.227% 6/1/35 (f)	7,511,401	7,693,560
4.456% 1/1/35 (f)	304,192	314,224
4.485% 4/1/35 (f)	909,053	933,675
4.495% 5/1/35 (f)	2,642,412	2,730,082
4.639% 5/1/35 (f)	2,652,749	2,754,970
4.734% 7/1/35 (f)	3,147,184	3,246,597
4.792% 2/1/36 (f)	5,259,062	5,446,424
4.805% 1/1/36 (f)	1,006,317	1,041,427
5% 11/1/33 to 4/1/38	11,262,229	11,477,644
5.141% 4/1/35 (f)	1,975,560	2,050,766
5.692% 10/1/35 (f)	731,511	764,201
5.92% 6/1/36 (f)	1,933,929	2,016,714
6.116% 6/1/36 (f)	962,145	1,006,789
6.616% 1/1/37 (f)	5,211,717	5,477,189
7.5% 11/1/16 to 6/1/32	1,661,955	1,822,716
8% 7/1/25 to 10/1/27	62,826	69,419
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 2/1/19 to 8/1/22	$ 8,494	$ 9,411
12% 11/1/19	8,373	9,327
TOTAL FREDDIE MAC		64,222,579
Government National Mortgage Association - 3.9%
5.5% 11/20/33 to 1/20/39	121,154,082	125,310,548
5.5% 7/20/39 (c)	7,000,000	7,225,604
5.5% 7/20/39 (c)	2,000,000	2,064,458
5.5% 7/20/39 (c)	3,000,000	3,096,687
6% 9/15/10	815	870
6.5% 8/15/09 to 12/15/32	6,176,949	6,659,741
7% 6/15/24 to 12/15/33	6,220,274	6,733,341
7.5% 3/15/22 to 8/15/28	1,754,684	1,923,097
8% 4/15/24 to 12/15/25	125,178	138,158
8.5% 8/15/29 to 11/15/31	261,436	294,680
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		153,447,184
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $934,652,557)		963,697,373
Asset-Backed Securities - 3.7%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.6638% 1/25/35 (f)	65,797	36,077
Series 2005-1 Class M1, 0.7838% 4/25/35 (f)	1,184,452	622,941
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9388% 6/25/33 (f)	74,937	59,829
Series 2004-HE1 Class M1, 0.8138% 2/25/34 (f)	155,667	141,067
Series 2005-HE2 Class M2, 0.7638% 4/25/35 (f)	170,000	144,769
Series 2005-SD1 Class A1, 0.7138% 11/25/50 (f)	19,700	18,415
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.345% 9/20/13 (f)	2,813,808	2,469,116
Series 2006-C1 Class C1, 0.795% 10/20/14 (f)	303,000	15,150
Series 2007-A4 Class A4, 0.345% 4/22/13 (f)	2,504,598	2,197,785
Airspeed Ltd. Series 2007-1A Class C1, 2.8194% 6/15/32 (b)(f)	4,992,083	1,597,467
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (b)(f)	529,741	528,169
American Express Credit Account Master Trust Series 2004-C Class C, 0.8194% 2/15/12 (b)(f)	161,311	161,111
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	$ 61,668	$ 61,677
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0138% 12/25/33 (f)	86,861	64,438
Series 2004-R10 Class M1, 1.0138% 11/25/34 (f)	441,000	274,052
Series 2004-R11 Class M1, 0.9738% 11/25/34 (f)	379,752	173,930
Series 2004-R2:
Class M1, 0.7438% 4/25/34 (f)	142,098	113,748
Class M3, 0.8638% 4/25/34 (f)	104,614	39,057
Series 2005-R1 Class M1, 0.7638% 3/25/35 (f)	612,000	407,816
Series 2005-R10 Class A2B, 0.5338% 12/25/35 (f)	514,725	433,147
Series 2005-R2 Class M1, 0.7638% 4/25/35 (f)	1,342,000	944,642
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6438% 6/25/32 (f)	102,829	52,271
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7038% 3/1/34 (f)	31,145	7,212
Series 2004-W5 Class M1, 0.9138% 4/25/34 (f)	441,000	234,539
Series 2004-W7 Class M2, 0.9138% 5/25/34 (f)	337,000	237,528
Series 2006-W4 Class A2C, 0.4738% 5/25/36 (f)	1,009,000	322,262
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7338% 12/25/34 (f)	931,874	619,577
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 1.6694% 4/15/33 (f)	3,053,305	2,054,522
Series 2003-HE3 Class M1, 1.5644% 6/15/33 (f)	147,674	82,784
Series 2004-HE2 Class M1, 0.8638% 4/25/34 (f)	5,055,000	2,991,537
Series 2004-HE6 Class A2, 0.6738% 6/25/34 (f)	270,833	128,683
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3994% 3/15/12 (f)	2,232,000	2,215,053
Bayview Financial Acquisition Trust Series 2004-C Class A1, 0.9375% 5/28/44 (f)	202,333	121,968
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 0.9825% 2/28/44 (f)	391,906	241,704
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7638% 9/25/35 (f)	63,989	47,068
Series 2005-FR1 Class M1, 0.8138% 6/25/35 (f)	629,000	349,023
Series 2005-HE2 Class M1, 0.8138% 2/25/35 (f)	991,650	501,352
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (f)	1,493,217	1,387,348
C-BASS Trust Series 2006-CB7 Class A2, 0.3738% 10/25/36 (f)	259,968	240,125
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 0.6944% 6/15/10 (f)	44,029	44,028
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	$ 2,700,000	$ 2,777,160
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.3294% 7/15/11 (f)	112,026	111,267
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.6094% 4/15/13 (b)(f)	1,890,000	1,723,675
Capital Trust Ltd. Series 2004-1 Class A2, 0.765% 7/20/39 (b)(f)	280,000	56,000
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6138% 7/25/36 (f)	742,000	20,530
Series 2007-RFC1 Class A3, 0.4538% 12/25/36 (f)	1,172,000	251,394
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.495% 5/20/17 (b)(f)	155,432	113,865
Series 2005-1A Class A1, 4.67% 5/20/17 (b)	530,978	412,429
Chase Issuance Trust Series 2004-3 Class C, 0.7894% 6/15/12 (f)	345,000	334,771
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	152,646	136,557
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7238% 12/25/33 (b)(f)	227,206	162,844
Series 2007-AMC4 Class M1, 0.5838% 5/25/37 (f)	498,000	15,090
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	11,204,099	11,388,538
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.3794% 7/15/12 (b)(f)	851,000	845,826
Class B, 0.5994% 7/15/12 (b)(f)	851,000	844,323
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (b)	1,168,845	117
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1738% 5/25/33 (f)	478,043	257,875
Series 2004-3:
Class 3A4, 0.5638% 8/25/34 (f)	105,609	53,678
Class M1, 0.8138% 6/25/34 (f)	430,000	250,425
Class M4, 1.2838% 4/25/34 (f)	103,878	52,260
Series 2004-4:
Class A, 0.6838% 8/25/34 (f)	24,122	12,814
Class M2, 0.8438% 6/25/34 (f)	382,121	256,324
Series 2005-1:
Class M1, 0.7338% 8/25/35 (f)	333,000	263,942
Class MV2, 0.7538% 7/25/35 (f)	919,000	731,733
Series 2005-3 Class MV1, 0.7338% 8/25/35 (f)	1,428,700	1,305,358
Series 2005-AB1 Class A2, 0.5238% 8/25/35 (f)	260,404	233,327
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (b)	1,463,467	1,418,107
Asset-Backed Securities - continued
	Principal Amount	Value
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	$ 4,725,000	$ 567,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,706,000	2,678,940
Class C, 5.074% 6/15/35 (b)	2,457,000	2,432,430
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4394% 1/17/12 (f)	1,890,000	1,878,332
Series 2007-1 Class B, 0.4194% 8/15/12 (f)	1,890,000	1,704,177
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8077% 5/28/35 (f)	25,289	13,808
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4888% 8/25/34 (f)	189,000	37,908
Series 2006-3 Class 2A3, 0.4738% 11/25/36 (f)	2,926,000	585,200
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1388% 3/25/34 (f)	14,790	7,013
Series 2006-FF12 Class A2, 0.3538% 9/25/36 (f)	191,832	182,401
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	22,076	22,081
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (b)	2,860,000	1,641,679
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8694% 6/15/13 (f)	502,000	326,300
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9888% 2/25/34 (f)	44,293	20,525
Class M2, 1.0638% 2/25/34 (f)	76,000	58,651
Series 2004-A Class M1, 1.1388% 1/25/34 (f)	734,695	504,462
Series 2005-A:
Class M1, 0.7438% 1/25/35 (f)	265,113	251,933
Class M2, 0.7738% 1/25/35 (f)	2,441,000	1,732,775
Class M3, 0.8038% 1/25/35 (f)	1,317,000	294,427
Class M4, 0.9938% 1/25/35 (f)	236,000	71,066
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (b)(f)	1,531,000	1,132,701
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	2,646,840	2,117,472
GE Business Loan Trust Series 2003-1 Class A, 0.7494% 4/15/31 (b)(f)	228,311	152,968
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4294% 9/17/12 (f)	578,000	537,540
Class C, 0.5594% 9/17/12 (f)	450,000	405,000
Series 2007-1 Class C, 0.5894% 3/15/13 (f)	3,085,000	2,622,250
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust:
Series 2002-HE Class M1, 2.19% 11/20/32 (f)	$ 365,095	$ 199,826
Series 2003-FM1 Class M1, 1.545% 3/20/33 (f)	697,650	501,690
Series 2004-AR1 Class M1, 0.9638% 6/25/34 (f)	1,426,000	754,533
Series 2004-FM1 Class M1, 1.2888% 11/25/33 (f)	238,588	161,511
Series 2004-FM2 Class M1, 1.0638% 1/25/34 (f)	650,885	437,007
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6538% 11/25/34 (f)	10,310	4,843
Series 2005-MTR1 Class A1, 0.4538% 10/25/35 (f)	111,007	108,019
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3938% 5/25/30 (b)(f)	429,082	64,362
Series 2006-3:
Class B, 0.7138% 9/25/46 (b)(f)	402,000	60,300
Class C, 0.8638% 9/25/46 (b)(f)	992,000	99,200
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1938% 2/25/33 (f)	261	59
Series 2003-2 Class M1, 1.6338% 8/25/33 (f)	1,148,090	563,147
Series 2003-3 Class M1, 1.6038% 8/25/33 (f)	612,152	298,037
Series 2003-4 Class M1, 1.5138% 10/25/33 (f)	314,807	191,023
Series 2003-5:
Class A2, 1.0138% 12/25/33 (f)	21,396	7,068
Class M1, 1.3638% 12/25/33 (f)	208,412	130,371
Series 2003-7 Class A2, 1.0738% 3/25/34 (f)	1,077	201
Series 2003-8 Class M1, 1.3938% 4/25/34 (f)	338,586	210,302
Series 2004-3 Class M2, 2.0138% 8/25/34 (f)	203,336	127,581
Series 2004-7 Class A3, 0.7038% 1/25/35 (f)	398	176
Series 2005-1 Class M1, 0.7438% 5/25/35 (f)	606,267	552,412
Series 2005-3 Class M1, 0.7238% 8/25/35 (f)	458,275	423,859
Series 2005-5 Class 2A2, 0.5638% 11/25/35 (f)	197,758	184,847
Series 2006-1 Class 2A3, 0.5388% 4/25/36 (f)	1,988,716	1,793,826
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (f)	180,124	110,842
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4594% 6/15/12 (f)	1,462,000	1,412,511
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (f)	979,635	600,167
Class M2, 0.8063% 1/20/35 (f)	734,802	435,876
Series 2005-3 Class A1, 0.5763% 1/20/35 (f)	255,655	151,447
Series 2006-2:
Class M1, 0.585% 3/20/36 (f)	392,156	223,106
Class M2, 0.605% 3/20/36 (f)	648,471	315,692
Series 2006-3 Class A1V, 0.395% 3/20/36 (f)	240,686	234,635
Asset-Backed Securities - continued
	Principal Amount	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5038% 1/25/37 (f)	$ 805,000	$ 206,080
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	10,699,560	10,903,810
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4438% 11/25/36 (f)	808,000	336,138
Class MV1, 0.5438% 11/25/36 (f)	656,000	61,618
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (f)	658,859	514,629
Series 2006-A Class 2A1, 1.2575% 9/27/21 (f)	248,515	244,652
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5438% 6/25/33 (f)	1,325,136	664,268
Series 2003-3 Class M1, 1.4388% 7/25/33 (f)	5,298,635	3,589,502
Series 2004-2 Class M2, 1.3938% 6/25/34 (f)	239,434	175,911
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 0.5738% 10/25/36 (f)	292,000	8,055
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0138% 7/25/34 (f)	344,132	237,649
Series 2003-OPT1 Class M1, 0.9638% 7/25/34 (f)	96,623	54,365
Series 2006-FM1 Class A2B, 0.4238% 4/25/37 (f)	1,469,870	1,060,715
Series 2006-OPT1 Class A1A, 0.5738% 6/25/35 (f)	1,103,338	515,639
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9638% 12/27/32 (f)	519,166	330,101
Series 2003-NC7 Class M1, 1.3638% 6/25/33 (f)	326,743	218,217
Series 2003-NC8 Class M1, 1.3638% 9/25/33 (f)	254,727	172,311
Series 2004-HE6 Class A2, 0.6538% 8/25/34 (f)	37,283	7,084
Series 2004-NC2 Class M1, 1.1388% 12/25/33 (f)	1,976,806	1,256,523
Series 2005-HE1 Class M2, 0.7838% 12/25/34 (f)	317,000	215,063
Series 2005-HE2 Class M1, 0.7138% 1/25/35 (f)	287,000	130,447
Series 2005-NC1 Class M1, 0.7538% 1/25/35 (f)	260,000	116,218
Series 2007-HE2 Class A2A, 0.3538% 1/25/37 (f)	60,727	47,841
Series 2007-HE4 Class A2A, 0.4238% 2/25/37 (f)	56,828	35,524
Series 2007-NC3 Class A2A, 0.3738% 5/25/37 (f)	32,883	24,843
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2938% 2/25/33 (f)	66,713	54,717
Series 2002-HE2 Class M1, 1.8138% 8/25/32 (f)	402,624	219,464
Series 2002-NC1 Class M1, 1.5138% 2/25/32 (b)(f)	346,973	240,632
Series 2002-NC3:
Class A3, 0.9938% 8/25/32 (f)	22,400	4,397
Class M1, 1.3938% 8/25/32 (f)	649,227	355,708
Series 2003-NC1 Class M1, 1.8888% 11/25/32 (f)	251,516	125,734
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4138% 4/25/37 (f)	45,768	34,431
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	$ 4,892,500	$ 929,575
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	2,300,000	130,095
Series 2006-3 Class A1, 0.3438% 9/25/19 (f)	563,431	541,970
Series 2006-4 Class A1, 0.3438% 3/25/25 (f)	555,073	519,208
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.3938% 1/25/34 (f)	739,104	497,049
Series 2005-4 Class M2, 0.8238% 9/25/35 (f)	928,000	177,425
Series 2005-D Class M2, 0.7838% 2/25/36 (f)	193,000	10,961
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	143,712	83,387
Series 2006-HE2 Class A2, 0.4338% 3/25/36 (f)	399,027	381,813
Ocala Funding LLC:
Series 2005-1A Class A, 1.815% 3/20/10 (b)(f)	347,000	138,800
Series 2006-1A Class A, 1.715% 3/20/11 (b)(f)	765,000	290,700
Option One Mortgage Loan Trust Series 2004-3 Class M3, 0.9638% 11/25/34 (f)	223,000	175,665
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9938% 9/25/34 (f)	181,000	128,182
Class M3, 1.5638% 9/25/34 (f)	346,000	97,312
Class M4, 1.7638% 9/25/34 (f)	444,000	45,591
Series 2004-WCW2 Class M3, 0.8638% 7/25/35 (f)	260,000	37,511
Series 2004-WHQ2 Class M1, 0.9038% 2/25/35 (f)	756,000	616,494
Series 2004-WWF1 Class M3, 1.0538% 2/25/35 (f)	129,000	69,861
Series 2005-WCH1:
Class M2, 0.8338% 1/25/35 (f)	501,000	351,729
Class M3, 0.8738% 1/25/35 (f)	311,000	164,027
Class M4, 1.1438% 1/25/35 (f)	959,000	168,408
Series 2005-WHQ2 Class M7, 1.5638% 5/25/35 (f)	1,682,000	53,873
Providian Master Note Trust Series 2006-C1A Class C1, 0.8694% 3/16/15 (b)(f)	1,401,000	1,236,378
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	564,328	503,310
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3838% 2/25/37 (f)	899,893	837,777
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1138% 4/25/33 (f)	3,323	641
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1088% 3/25/35 (f)	3,624,000	1,767,843
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.465% 3/20/19 (b)(f)	630,697	405,782
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (f)	$ 827,000	$ 372,150
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 1.9138% 8/25/34 (f)	124,650	82,661
Series 2003-BC4 Class M1, 0.9138% 11/25/34 (f)	985,000	625,013
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4638% 9/25/34 (f)	55,792	4,928
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6738% 2/25/34 (f)	262,165	127,813
Series 2007-GEL1 Class A2, 0.5038% 1/25/37 (b)(f)	851,000	257,221
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4038% 6/25/37 (f)	1,501,569	1,097,557
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4194% 9/15/11 (f)	434,444	429,882
Class B, 0.5994% 9/15/11 (f)	2,556,000	2,325,960
Series 2007-AE1:
Class A, 0.4194% 1/15/12 (f)	636,000	615,095
Class B, 0.6194% 1/15/12 (f)	553,000	501,449
Class C, 0.9194% 1/15/12 (f)	687,000	480,900
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.4194% 6/15/12 (f)	1,868,000	1,746,580
Class B, 0.5394% 6/15/12 (f)	4,350,000	3,958,500
Class C, 0.8194% 6/15/12 (f)	2,595,000	1,816,500
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7438% 9/25/34 (f)	18,730	5,416
Series 2003-6HE Class A1, 0.7838% 11/25/33 (f)	23,702	8,038
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4694% 10/17/11 (f)	2,226,000	2,151,916
Class C, 0.6694% 10/17/11 (f)	2,091,000	1,986,450
Series 2007-1 Class C, 0.6894% 6/15/12 (f)	2,385,000	1,788,750
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8194% 8/15/15 (b)(f)	4,550,000	3,878,658
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	4,765,000	4,951,692
Series 2007-A5A Class A5, 1.0694% 10/15/14 (b)(f)	650,000	627,316
Series 2007-C1 Class C1, 0.7194% 5/15/14 (b)(f)	2,771,000	2,604,817
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (b)(f)	2,326,549	279,186
TOTAL ASSET-BACKED SECURITIES (Cost $177,049,708)		143,998,832
Collateralized Mortgage Obligations - 3.2%
	Principal Amount	Value
Private Sponsor - 2.2%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (b)(f)	$ 435,000	$ 334,950
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (b)(f)	1,531,000	1,466,361
Class 2M, 1.0544% 2/17/52 (b)(f)	1,041,000	970,462
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (b)(f)	953,397	409,961
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (f)	865,000	129,750
Class C, 5.6986% 4/10/49 (f)	2,315,000	324,100
Class D, 5.6986% 4/10/49 (f)	1,160,000	150,800
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2887% 11/25/33 (f)	1,394,310	1,214,444
Series 2003-K Class 1A1, 5.2036% 12/25/33 (f)	43,535	37,815
Series 2004-A Class 2A1, 5.4642% 2/25/34 (f)	917,385	791,285
Series 2004-B Class 1A1, 4.6868% 3/25/34 (f)	48,482	40,899
Series 2004-C Class 1A1, 4.0969% 4/25/34 (f)	78,470	66,131
Series 2004-D Class 2A1, 3.8897% 5/25/34 (f)	548,139	462,275
Series 2005-E Class 2A7, 4.6153% 6/25/35 (f)	3,890,000	2,051,725
Series 2005-H:
Class 1A1, 5.3156% 9/25/35 (f)	562,983	446,295
Class 2A2, 4.8023% 9/25/35 (f)	819,984	301,026
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (b)(f)(g)	33,308,318	2,408,191
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5938% 1/25/35 (f)	3,632,336	1,837,030
Series 2005-2 Class 1A1, 0.5638% 3/25/35 (f)	341,813	170,206
Series 2005-5 Class 1A1, 0.5338% 7/25/35 (f)	434,878	230,341
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.7758% 2/25/37 (f)	867,728	741,590
Series 2007-A2 Class 2A1, 5.1835% 7/25/37 (f)	1,466,826	1,300,622
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7138% 5/25/33 (f)	41,794	40,128
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7138% 1/25/35 (f)	206,652	138,331
Series 2004-2 Class 7A3, 0.7138% 2/25/35 (f)	74,772	49,368
Series 2004-4 Class 5A2, 0.7138% 3/25/35 (f)	15,343	8,994
Series 2005-1 Class 5A2, 0.6438% 5/25/35 (f)	765,853	498,840
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-10:
Class 5A1, 0.5738% 1/25/36 (f)	$ 438,470	$ 204,215
Class 5A2, 0.6338% 1/25/36 (f)	197,280	98,695
Series 2005-2:
Class 6A2, 0.5938% 6/25/35 (f)	54,977	35,059
Class 6M2, 0.7938% 6/25/35 (f)	959,000	206,922
Series 2005-4 Class 7A2, 0.5438% 8/25/35 (f)	103,677	56,728
Series 2005-8 Class 7A2, 0.5938% 11/25/35 (f)	260,457	158,594
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.0538% 5/25/34 (f)	9,405	4,844
Series 2004-AR5 Class 11A2, 1.0538% 6/25/34 (f)	20,295	11,284
Series 2004-AR6 Class 9A2, 1.0538% 10/25/34 (f)	93,486	54,965
Series 2004-AR7 Class 6A2, 1.0738% 8/25/34 (f)	25,685	14,041
Series 2004-AR8 Class 8A2, 1.0738% 9/25/34 (f)	16,025	13,585
Series 2007-AR7 Class 2A1, 4.583% 11/25/34 (f)	1,896,354	1,505,249
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4738% 3/25/37 (f)	2,233,000	683,253
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4031% 9/19/36 (f)	333,858	294,715
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (f)	35,075	18,026
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (b)(f)	1,858,000	1,477,853
Class C2, 1.5769% 10/18/54 (b)(f)	623,000	298,604
Class M2, 1.3569% 10/18/54 (b)(f)	1,068,000	732,007
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (b)(f)	1,594,000	903,894
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (b)(f)	2,024,000	931,242
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.915% 12/20/54 (b)(f)	7,007,000	420,420
Series 2006-2 Class C1, 0.785% 12/20/54 (f)	11,874,000	831,180
Series 2006-3 Class C2, 0.815% 12/20/54 (f)	730,000	30,295
Series 2006-4:
Class B1, 0.405% 12/20/54 (f)	1,954,000	332,180
Class C1, 0.695% 12/20/54 (f)	1,195,000	71,700
Class M1, 0.485% 12/20/54 (f)	515,000	56,650
Series 2007-1:
Class 1C1, 0.615% 12/20/54 (f)	1,207,000	84,490
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Class 1M1, 0.465% 12/20/54 (f)	$ 785,000	$ 94,200
Class 2C1, 0.745% 12/20/54 (f)	2,126,000	148,820
Class 2M1, 0.565% 12/20/54 (f)	4,428,000	619,920
Series 2007-2 Class 2C1, 0.7488% 12/17/54 (f)	1,397,000	83,820
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 2.0069% 1/20/44 (f)	2,564,032	728,798
Class 1C, 3.5569% 1/20/44 (f)	279,947	31,184
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8329% 4/25/35 (f)	2,367,042	1,612,577
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5331% 5/19/35 (f)	272,598	121,856
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (b)(f)	396,000	344,203
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7638% 10/25/34 (f)	96,696	54,686
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0538% 3/25/35 (f)	157,793	42,595
Series 2005-1:
Class M4, 1.0638% 4/25/35 (f)	19,078	1,272
Class M5, 1.0838% 4/25/35 (f)	16,422	1,867
Series 2005-3 Class A1, 0.5538% 8/25/35 (f)	388,557	184,806
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6975% 9/26/45 (b)(f)	292,115	127,416
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5838% 3/25/35 (f)	33,455	17,572
Series 2007-3 Class 22A2, 0.5238% 5/25/47 (f)	927,000	273,126
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	448,697	340,667
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4838% 2/25/37 (f)	1,138,045	443,837
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4894% 6/15/22 (b)(f)	128,000	63,395
Class C, 0.5094% 6/15/22 (b)(f)	828,000	372,600
Class D, 0.5194% 6/15/22 (b)(f)	318,000	95,400
Class E, 0.5294% 6/15/22 (b)(f)	509,000	127,250
Class F, 0.5594% 6/15/22 (b)(f)	919,000	202,180
Class G, 0.6294% 6/15/22 (b)(f)	191,000	38,200
Class H, 0.6494% 6/15/22 (b)(f)	382,000	57,300
Class J, 0.6894% 6/15/22 (b)(f)	446,000	53,520
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.7038% 3/25/28 (f)	$ 1,116,604	$ 724,757
Series 2003-B Class A1, 0.6538% 4/25/28 (f)	149,480	97,125
Series 2003-D Class A, 0.6238% 8/25/28 (f)	124,034	78,185
Series 2003-E Class A2, 2.0813% 10/25/28 (f)	212,383	138,957
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (f)	1,123,969	798,260
Class A2D, 2.3063% 11/25/29 (f)	50,303	34,651
Series 2004-G Class A2, 1.4488% 1/25/30 (f)	694,746	433,937
Series 2005-A Class A2, 2.0013% 2/25/30 (f)	157,386	98,660
Series 2005-B Class A2, 1.4% 7/25/30 (f)	1,024,690	693,817
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	8,450,000	7,501,813
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6838% 12/25/34 (f)	167,286	108,664
Class A2, 0.7638% 12/25/34 (f)	226,235	150,559
Series 2005-2 Class 1A1, 0.5738% 5/25/35 (f)	192,958	112,307
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.6038% 7/25/35 (f)	4,775,502	2,268,678
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6138% 3/25/37 (f)	1,589,000	66,738
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (f)	1,334,000	1,032,339
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (f)	338,000	243,360
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.4982% 10/25/35 (f)	3,069,744	2,340,469
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.6731% 7/10/35 (b)(f)	843,797	399,200
Series 2003-CB1:
Class B3, 1.7731% 6/10/35 (b)(f)	1,787,876	935,417
Class B4, 1.9731% 6/10/35 (b)(f)	1,000,606	497,702
Class B5, 2.5731% 6/10/35 (b)(f)	679,657	338,401
Class B6, 3.0731% 6/10/35 (b)(f)	409,053	201,459
Series 2004-A:
Class B4, 1.5231% 2/10/36 (b)(f)	507,548	188,453
Class B5, 2.0231% 2/10/36 (b)(f)	338,365	117,514
Series 2004-B:
Class B4, 1.4231% 2/10/36 (b)(f)	221,288	64,550
Class B5, 1.8731% 2/10/36 (b)(f)	161,918	41,435
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B4, 1.2731% 9/10/36 (b)(f)	$ 288,789	$ 87,936
Class B5, 1.6731% 9/10/36 (b)(f)	323,962	87,891
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.4138% 9/25/46 (f)	6,284,893	4,937,228
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	971,941	856,781
Series 2005-AR5 Class 1A1, 5.3717% 9/19/35 (f)	161,558	110,250
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7638% 6/25/33 (b)(f)	178,243	117,947
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4138% 2/25/36 (b)(f)	11,419	11,299
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	607,649	467,890
Series 2006-C2 Class H, 6.308% 7/18/33 (b)	4,630,000	3,590,916
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (f)	98,972	60,927
Series 2004-10 Class A4, 1.9806% 11/20/34 (f)	143,426	89,497
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (f)	1,965,009	1,169,865
Series 2004-4 Class A, 2.1606% 5/20/34 (f)	1,407,987	886,887
Series 2004-5 Class A3, 1.5925% 6/20/34 (f)	203,212	131,980
Series 2004-6:
Class A3A, 1.4588% 7/20/34 (f)	159,243	104,074
Class A3B, 2.3038% 7/20/34 (f)	30,450	18,750
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (f)	161,648	96,110
Class A3B, 2.1388% 7/20/34 (f)	19,937	11,591
Series 2005-1 Class A2, 1.7513% 2/20/35 (f)	253,026	161,414
Series 2005-2 Class A2, 2.03% 3/20/35 (f)	328,882	192,940
Series 2005-3 Class A1, 0.515% 5/20/35 (f)	162,285	86,196
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.7138% 9/25/33 (b)(f)	56,980	26,861
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5138% 9/25/36 (f)	2,128,000	957,616
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.3938% 9/25/46 (f)	53,088	51,388
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2006-AR7 Class C1B1, 0.3738% 7/25/46 (f)	$ 8,391	$ 8,266
sequential payer Series 2003-MS9 Class 2A1, 7.5% 4/25/33	594,343	509,712
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12:
Class 2A5, 4.1484% 7/25/35 (f)	2,825,000	2,023,096
Class 2A6, 4.1211% 7/25/35 (f)	2,767,591	2,339,172
Series 2005-AR3 Class 2A1, 4.2799% 3/25/35 (f)	1,444,823	1,161,268
Series 2006-AR8 Class 3A1, 5.2373% 4/25/36 (f)	19,986,742	15,582,857
TOTAL PRIVATE SPONSOR		88,081,689
U.S. Government Agency - 1.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	8,175,602	8,791,451
Series 1999-57 Class PH, 6.5% 12/25/29	5,947,405	6,396,031
Series 2006-45 Class OP, 0% 6/25/36 (h)	3,015,889	2,402,800
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.5638% 10/25/35 (f)	9,374,273	9,305,675
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2001-7 Class PQ, 6% 10/25/15	6,765	6,749
sequential payer Series 2004-3 Class BA, 4% 7/25/17	251,982	258,673
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2006-15 Class OP, 0% 3/25/36 (h)	3,205,545	2,435,003
Series 2731 Class PU, 4.5% 5/15/26	3,980,449	4,065,291
Series 2885 Class PC, 4.5% 3/15/18	5,083,663	5,249,839
TOTAL U.S. GOVERNMENT AGENCY		38,911,512
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $189,820,910)		126,993,201
Commercial Mortgage Securities - 7.3%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4493% 2/14/43 (f)(g)	$ 21,567,121	$ 721,517
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (f)	5,450,000	4,327,534
Series 2006-5:
Class A2, 5.317% 9/10/47	5,445,000	5,004,134
Class A3, 5.39% 9/10/47	3,670,000	2,996,916
Series 2007-3 Class A3, 5.8373% 6/10/49 (f)	8,000,000	6,108,388
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7894% 3/15/22 (b)(f)	400,000	180,000
Class G, 0.8494% 3/15/22 (b)(f)	259,000	98,420
Series 2006-BIX1:
Class F, 0.6294% 10/15/19 (b)(f)	1,030,000	463,500
Class G, 0.6494% 10/15/19 (b)(f)	702,000	280,800
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.1638% 12/25/33 (b)(f)	61,218	28,773
Series 2004-1:
Class A, 0.6738% 4/25/34 (b)(f)	847,181	550,667
Class B, 2.2138% 4/25/34 (b)(f)	94,221	25,911
Class M1, 0.8738% 4/25/34 (b)(f)	76,454	39,756
Class M2, 1.5138% 4/25/34 (b)(f)	68,647	29,175
Series 2004-2:
Class A, 0.7438% 8/25/34 (b)(f)	1,714,156	1,114,201
Class M1, 0.8938% 8/25/34 (b)(f)	146,545	76,203
Series 2004-3:
Class A1, 0.6838% 1/25/35 (b)(f)	1,324,265	860,772
Class A2, 0.7338% 1/25/35 (b)(f)	422,524	249,289
Class M1, 0.8138% 1/25/35 (b)(f)	485,635	264,671
Class M2, 1.3138% 1/25/35 (b)(f)	308,781	138,952
Series 2005-2A:
Class A1, 0.6238% 8/25/35 (b)(f)	961,140	530,741
Class M1, 0.7438% 8/25/35 (b)(f)	71,120	26,407
Class M2, 0.7938% 8/25/35 (b)(f)	117,856	40,507
Class M3, 0.8138% 8/25/35 (b)(f)	65,024	20,931
Class M4, 0.9238% 8/25/35 (b)(f)	59,944	18,409
Series 2005-3A:
Class A1, 0.6338% 11/25/35 (b)(f)	529,865	300,910
Class A2, 0.7138% 11/25/35 (b)(f)	343,801	177,058
Class M2, 0.8038% 11/25/35 (b)(f)	74,981	27,061
Class M3, 0.8238% 11/25/35 (b)(f)	67,205	22,877
Class M4, 0.9138% 11/25/35 (b)(f)	83,868	27,408
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class A2, 0.7038% 1/25/36 (b)(f)	$ 1,241,225	$ 620,612
Class B1, 1.7138% 1/25/36 (b)(f)	101,065	25,266
Class M1, 0.7638% 1/25/36 (b)(f)	400,629	180,283
Class M2, 0.7838% 1/25/36 (b)(f)	119,826	50,926
Class M3, 0.8138% 1/25/36 (b)(f)	175,502	70,201
Class M4, 0.9238% 1/25/36 (b)(f)	91,382	34,268
Class M5, 0.9638% 1/25/36 (b)(f)	91,382	31,984
Class M6, 1.0138% 1/25/36 (b)(f)	97,434	31,666
Series 2006-1:
Class A2, 0.6738% 4/25/36 (b)(f)	186,288	92,418
Class M6, 0.9538% 4/25/36 (b)(f)	62,705	18,191
Series 2006-2A:
Class A1, 0.5438% 7/25/36 (b)(f)	1,883,015	1,064,280
Class A2, 0.5938% 7/25/36 (b)(f)	169,688	86,270
Class B3, 3.0138% 7/25/36 (b)(f)	90,764	21,901
Class M1, 0.6238% 7/25/36 (b)(f)	178,239	66,964
Class M2, 0.6438% 7/25/36 (b)(f)	125,622	44,671
Class M3, 0.6638% 7/25/36 (b)(f)	98,656	33,592
Class M4, 0.7338% 7/25/36 (b)(f)	66,428	21,696
Class M5, 0.7838% 7/25/36 (b)(f)	81,556	25,388
Class M6, 0.8538% 7/25/36 (b)(f)	129,568	38,171
Series 2006-3A:
Class B1, 1.1138% 10/25/36 (b)(f)	105,784	30,677
Class B3, 2.9138% 10/25/36 (b)(f)	124,466	23,412
Class M4, 0.7438% 10/25/36 (b)(f)	117,199	46,880
Class M5, 0.7938% 10/25/36 (b)(f)	148,402	48,231
Class M6, 0.8738% 10/25/36 (b)(f)	289,954	86,986
Series 2006-4A:
Class A1, 0.5438% 12/25/36 (b)(f)	1,069,830	599,640
Class A2, 0.5838% 12/25/36 (b)(f)	2,386,140	996,929
Class B1, 1.0138% 12/25/36 (b)(f)	78,664	16,897
Class B3, 2.7638% 12/25/36 (b)(f)	136,707	23,582
Class M1, 0.6038% 12/25/36 (b)(f)	172,312	54,847
Class M2, 0.6238% 12/25/36 (b)(f)	109,380	32,683
Class M3, 0.6538% 12/25/36 (b)(f)	110,879	31,456
Class M4, 0.7138% 12/25/36 (b)(f)	132,605	35,817
Class M5, 0.7538% 12/25/36 (b)(f)	122,116	31,152
Class M6, 0.8338% 12/25/36 (b)(f)	109,380	25,901
Series 2007-1:
Class A2, 0.5838% 3/25/37 (b)(f)	453,357	226,679
Class B1, 0.9838% 3/25/37 (b)(f)	140,100	35,025
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Class B2, 1.4638% 3/25/37 (b)(f)	$ 101,533	$ 26,906
Class B3, 3.6638% 3/25/37 (b)(f)	288,858	54,305
Class M1, 0.5838% 3/25/37 (b)(f)	121,997	59,779
Class M2, 0.6038% 3/25/37 (b)(f)	91,301	41,998
Class M3, 0.6338% 3/25/37 (b)(f)	81,069	32,428
Class M5, 0.7338% 3/25/37 (b)(f)	101,533	35,537
Class M6, 0.8138% 3/25/37 (b)(f)	142,461	42,738
Series 2007-2A:
Class A1, 0.5838% 7/25/37 (b)(f)	1,623,258	936,620
Class A2, 0.6338% 7/25/37 (b)(f)	1,520,608	836,335
Class B1, 1.9138% 7/25/37 (b)(f)	450,615	119,413
Class B2, 2.5638% 7/25/37 (b)(f)	392,331	78,466
Class B3, 3.6638% 7/25/37 (b)(f)	438,436	83,303
Class M1, 0.6838% 7/25/37 (b)(f)	508,899	249,361
Class M2, 0.7238% 7/25/37 (b)(f)	195,730	91,015
Class M3, 0.8038% 7/25/37 (b)(f)	195,730	86,121
Class M4, 0.9638% 7/25/37 (b)(f)	560,224	204,482
Class M5, 1.0638% 7/25/37 (b)(f)	495,851	156,193
Class M6, 1.3138% 7/25/37 (b)(f)	624,598	196,748
Series 2007-3:
Class A2, 0.6038% 7/25/37 (b)(f)	661,158	266,315
Class B1, 1.2638% 7/25/37 (b)(f)	394,138	91,046
Class B2, 1.9138% 7/25/37 (b)(f)	1,026,713	204,932
Class B3, 4.3138% 7/25/37 (b)(f)	525,768	88,434
Class M1, 0.6238% 7/25/37 (b)(f)	345,999	108,955
Class M2, 0.6538% 7/25/37 (b)(f)	367,059	106,227
Class M3, 0.6838% 7/25/37 (b)(f)	600,985	163,167
Class M4, 0.8138% 7/25/37 (b)(f)	942,470	252,865
Class M5, 0.9138% 7/25/37 (b)(f)	473,116	114,636
Class M6, 1.1138% 7/25/37 (b)(f)	357,281	88,391
Series 2007-4A:
Class B1, 2.8638% 9/25/37 (b)(f)	139,107	37,100
Class B2, 3.7638% 9/25/37 (b)(f)	525,914	129,690
Class M1, 1.2638% 9/25/37 (b)(f)	133,722	60,175
Class M2, 1.3638% 9/25/37 (b)(f)	133,722	53,489
Class M4, 1.9138% 9/25/37 (b)(f)	353,601	114,920
Class M5, 2.0638% 9/25/37 (b)(f)	353,601	106,080
Class M6, 2.2638% 9/25/37 (b)(f)	354,498	97,487
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7594% 3/15/19 (b)(f)	524,000	375,676
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Class H, 0.9694% 3/15/19 (b)(f)	$ 352,000	$ 130,285
Class J, 1.1694% 3/15/19 (b)(f)	265,000	60,198
Series 2007-BBA8:
Class D, 0.5694% 3/15/22 (b)(f)	271,000	134,986
Class E, 0.6194% 3/15/22 (b)(f)	1,409,000	655,661
Class F, 0.6694% 3/15/22 (b)(f)	864,000	370,747
Class G, 0.7194% 3/15/22 (b)(f)	222,000	86,651
Class H, 0.8694% 3/15/22 (b)(f)	271,000	97,560
Class J, 1.0194% 3/15/22 (b)(f)	271,000	75,880
sequential payer:
Series 2005-PWR9 Class A2, 4.735% 9/11/42	5,440,000	5,226,009
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,510,000	7,788,700
Series 2007-PW18 Class A2, 5.613% 6/11/50	7,150,000	6,458,827
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	4,664,687
C-BASS Trust floater Series 2006-SC1 Class A, 0.5838% 5/25/36 (b)(f)	683,389	297,808
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,672,633
Class F, 7.734% 1/15/32	920,000	903,143
Series 2001-245 Class A2, 6.275% 2/12/16 (b)(f)	2,080,000	2,078,389
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6494% 11/15/36 (b)(f)	289,000	72,250
Class H, 0.6894% 11/15/36 (b)(f)	231,000	53,130
Series 2007-C6 Class A2, 5.6999% 12/10/49 (f)	870,000	807,164
Series 2007-FL3A Class A2, 0.4594% 4/15/22 (b)(f)	3,890,000	1,750,500
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.6294% 4/15/17 (b)(f)	618,000	317,646
Class E, 0.6894% 4/15/17 (b)(f)	197,000	93,063
Class F, 0.7294% 4/15/17 (b)(f)	112,000	49,560
Class G, 0.8694% 4/15/17 (b)(f)	112,000	46,060
Class H, 0.9394% 4/15/17 (b)(f)	112,000	45,920
Class J, 1.1694% 4/15/17 (b)(f)	86,000	34,400
Series 2005-FL11:
Class F, 0.7694% 11/15/17 (b)(f)	249,535	107,390
Class G, 0.8194% 11/15/17 (b)(f)	173,231	70,656
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	20,000,000	18,658,428
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (f)	$ 264,205	$ 259,798
Series 1997-C2 Class D, 7.27% 1/17/35	3,598,709	3,645,718
Series 1998-C1 Class D, 7.17% 5/17/40	5,072,835	5,032,922
Series 1999-C1 Class E, 8.3475% 9/15/41 (f)	5,030,000	4,925,355
Series 2003-C3 Class ASP, 1.8789% 5/15/38 (b)(f)(g)	36,024,744	565,113
Series 2004-C1 Class ASP, 0.953% 1/15/37 (b)(f)(g)	26,418,347	395,020
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 0.4694% 2/15/22 (b)(f)	4,655,000	1,862,000
Series 2007-TFL1:
Class C:
0.4894% 2/15/22 (b)(f)	1,212,000	399,960
0.5894% 2/15/22 (b)(f)	433,000	116,910
Class F, 0.6394% 2/15/22 (b)(f)	866,000	216,500
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	1,865,000	1,556,434
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,160,000	4,255,349
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer:
Series 2002-26 Class C, 5.988% 2/16/24 (f)	532,289	539,150
Series 2002-35 Class C, 5.8633% 10/16/23 (f)	38,665	39,049
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2005-C1 Class A2, 4.471% 5/10/43 (f)	3,523,873	3,534,437
Series 2004-C3 Class X2, 0.6601% 12/10/41 (f)(g)	3,698,134	48,193
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.5088% 11/5/21 (b)(f)	4,685,000	1,966,510
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	3,007,047
Series 2003-C1 Class XP, 2.2803% 7/5/35 (b)(f)(g)	17,236,791	321,146
Series 2006-GG7 Class A4, 5.9165% 7/10/38 (f)	7,500,000	6,152,121
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class C, 0.5575% 6/6/20 (b)(f)	545,000	392,400
Class D, 0.5975% 6/6/20 (b)(f)	1,495,000	777,400
Class E, 0.6875% 6/6/20 (b)(f)	2,978,000	1,489,000
Class F, 0.7575% 6/6/20 (b)(f)	543,000	244,350
Series 2007-EOP:
Class D, 0.6875% 3/6/20 (b)(f)	4,485,000	3,363,750
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II floater: - continued
Class H, 0.9675% 3/6/20 (b)(f)	$ 480,000	$ 331,200
Class J, 1.1675% 3/6/20 (b)(f)	690,000	469,200
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A2, 5.479% 11/10/39	2,663,000	2,485,575
Class A4, 5.56% 11/10/39 (f)	22,946,000	18,714,909
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.875% 4/15/45 (f)	5,200,000	4,413,584
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5494% 11/15/18 (b)(f)	141,254	63,564
Class E, 0.5994% 11/15/18 (b)(f)	212,535	91,390
Class F, 0.6494% 11/15/18 (b)(f)	319,129	134,034
Class G, 0.6794% 11/15/18 (b)(f)	277,276	110,910
Class H, 0.8194% 11/15/18 (b)(f)	212,535	74,387
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,740,000	3,595,038
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (f)	2,375,000	1,951,421
Series 2006-CB17 Class A4, 5.429% 12/12/43	22,221,000	17,964,105
Series 2007-CB20 Class A4, 5.794% 2/12/51	4,630,000	3,458,680
Series 2007-LDPX Class A3, 5.412% 1/15/49	7,221,000	5,315,302
LB Commercial Conduit Mortgage Trust:
Series 1999-C1 Class B, 6.93% 6/15/31	1,689,517	1,685,926
Series 2007-C3:
Class F, 5.9388% 7/15/44 (f)	3,100,000	312,572
Class G, 6.1497% 7/15/44 (b)(f)	5,475,000	512,987
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	1,636,415	1,657,024
Series 2005-C3 Class A2, 4.553% 7/15/30	2,880,547	2,853,868
Series 2007-C1 Class A4, 5.424% 2/15/40	4,410,000	3,205,536
Series 2006-C3 Class A3 5.689% 3/15/32	10,900,000	9,368,628
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	3,835,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6594% 9/15/21 (b)(f)	743,007	204,327
Class G, 0.6794% 9/15/21 (b)(f)	1,468,167	367,042
Class H, 0.7194% 9/15/21 (b)(f)	378,549	85,173
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	4,880,000	4,794,712
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust sequential payer: - continued
Series 2005-MCP1 Class A2, 4.556% 6/12/43	$ 3,826,243	$ 3,699,434
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	3,024,611
Series 2007-7 Class B, 5.75% 6/12/50	1,365,000	304,627
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 0.545% 7/17/17 (b)(f)	1,767,659	883,830
Series 2007-XLCA Class B, 0.8194% 7/17/17 (b)(f)	1,013,536	50,677
Series 2007-XLFA:
Class D, 0.535% 10/15/20 (b)(f)	434,000	108,500
Class E, 0.595% 10/15/20 (b)(f)	542,000	108,400
Class F, 0.645% 10/15/20 (b)(f)	326,000	58,680
Class G, 0.685% 10/15/20 (b)(f)	402,000	60,300
Class H, 0.775% 10/15/20 (b)(f)	253,000	25,300
Class J, 0.925% 10/15/20 (b)(f)	289,000	23,120
Class MHRO, 1.035% 10/15/20 (b)(f)	110,453	12,150
Class NHRO, 1.235% 10/15/20 (b)(f)	171,613	15,445
sequential payer:
Series 2006-HQ10 Class A4, 5.328% 11/12/41	3,030,000	2,452,076
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	8,435,000	7,088,439
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,390,000	7,155,021
Series 2007-T27 Class A4, 5.804% 6/11/42	7,464,000	6,262,776
Series 2006-HQ8 Class A3, 5.439% 3/12/16 (f)	5,075,000	4,679,983
Series 2006-T23 Class A3, 5.8075% 8/12/41 (f)	2,485,000	2,141,527
Series 2007-HQ12 Class A4, 5.6319% 4/12/49 (f)	4,350,000	3,107,037
Series 2007-IQ14:
Class AAB, 5.654% 4/15/49	1,910,000	1,688,998
Class B, 5.914% 4/15/49	3,845,000	624,351
Series 2007-XLC1:
Class C, 0.9194% 7/17/17 (b)(f)	1,383,615	69,181
Class D, 1.0194% 7/17/17 (b)(f)	650,728	32,536
Class E, 1.1194% 7/17/17 (b)(f)	529,307	26,465
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3305% 3/12/35 (b)(f)(g)	25,629,806	536,670
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.795% 3/24/18 (b)(f)	72,878	65,590
Commercial Mortgage Securities - continued
	Principal Amount	Value
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (b)	$ 4,300,000	$ 4,325,358
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5194% 1/15/18 (b)(f)	829,000	497,400
Series 2006-WL7A:
Class E, 0.5994% 9/15/21 (b)(f)	906,000	271,800
Class F, 0.6844% 8/11/18 (b)(f)	1,220,000	244,000
Class G, 0.7044% 8/11/18 (b)(f)	1,156,000	173,400
Class J, 0.9444% 8/11/18 (b)(f)	257,000	25,700
Series 2007-WHL8:
Class AP1, 1.0194% 6/15/20 (b)(f)	57,512	11,502
Class AP2, 1.1194% 6/15/20 (b)(f)	99,420	14,913
Class F, 0.7994% 6/15/20 (b)(f)	1,931,000	386,200
Class LXR2, 1.1194% 6/15/20 (b)(f)	1,315,775	131,578
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	6,266,225
Series 2007-C32 Class A3, 5.7406% 6/15/49 (f)	5,370,000	3,729,358
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	1,900,000
Series 2007-C31 Class C, 5.6906% 4/15/47 (f)	4,335,000	541,875
Series 2007-C31A Class A2, 5.421% 4/15/47	990,000	908,678
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $353,551,555)		285,152,531
Municipal Securities - 0.6%

California Gen. Oblig.:
7.5% 4/1/34	12,638,000	11,555,808
7.55% 4/1/39	15,430,000	14,047,318
TOTAL MUNICIPAL SECURITIES (Cost $28,371,685)		25,603,126
Foreign Government and Government Agency Obligations - 0.2%

Ontario Province 4.1% 6/16/14 (Cost $9,985,954)		9,970,000	10,167,496
Preferred Securities - 0.1%
	Principal Amount		Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (f)	3,361,000		$ 3,034,168
TOTAL PREFERRED SECURITIES (Cost $3,361,000)		3,034,168
Cash Equivalents - 7.4%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $288,274,000)	288,274,091	288,274,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $4,230,927,178)	4,031,219,740
NET OTHER ASSETS - (3.2)%	(126,452,697)
NET ASSETS - 100%	$ 3,904,767,043
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receivable monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (d)	Oct. 2034	$ 327,130	(259,338)
Receivable monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (d)	Sept. 2034	299,894	(281,146)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	$ 6,400,000	$ 302,455
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	3,870,000	452,526
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,800,000) (e)	Sept. 2037	15,000,000	(14,700,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $966,000) (e)	Sept. 2037	4,200,000	(4,116,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,520,000) (e)	Sept. 2037	12,000,000	(11,760,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $581,250) (e)	Sept. 2037	2,500,000	(2,450,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,077,000) (e)	Sept. 2037	13,600,000	(13,328,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,242,000) (e)

	Sept. 2037	$ 4,600,000	$ (4,508,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,691,000) (e)	Sept. 2037	7,600,000	(7,448,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (d)	August 2034	235,664	(174,398)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (d)	Oct. 2034	290,309	(214,466)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (d)	April 2032	90,346	(71,730)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (d)	March 2034	24,330	(2,491)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (d)	Feb. 2034	1,270	(1,192)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (d)

	Sept. 2010	$ 3,700,000	$ (61,334)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (d)	March 2013	6,500,000	(1,314,644)
TOTAL CREDIT DEFAULT SWAPS		$ 81,238,943	$ (59,935,758)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.9575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2014	60,000,000	0
		$ 141,238,943	$ (59,935,758)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $318,418,567 or 8.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(e) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

(i) Security or a portion of the security has been segregated as collateral for swap agreements. At the period end, the value of securities pledged amounted to $85,289,815 of which $23,254,874 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

Repurchase Agreement / Counterparty	Value
$288,274,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 38,592,080
Deutsche Bank Securities, Inc.	34,220,365
ING Financial Markets LLC	12,674,209
J.P. Morgan Securities, Inc.	177,438,928
Mizuho Securities USA, Inc.	12,674,209
Morgan Stanley & Co., Inc.	12,674,209
$ 288,274,000
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 143,998,832	$ -	$ 112,638,576	$ 31,360,256
Cash Equivalents	288,274,000	-	288,274,000	-
Collateralized Mortgage Obligations	126,993,201	-	120,433,336	6,559,865
Commercial Mortgage Securities	285,152,531	-	257,038,921	28,113,610
Corporate Bonds	1,396,802,899	-	1,396,802,899	-
Foreign Government and Government Agency Obligations	10,167,496	-	10,167,496	-
Municipal Securities	25,603,126	-	25,603,126	-
Preferred Securities	3,034,168	-	3,034,168	-
U.S. Government Agency - Mortgage Securities	963,697,373	-	963,697,373	-
U.S. Government and Government Agency Obligations	787,496,114	-	787,496,114	-
Total Investments in Securities:	$ 4,031,219,740	$ -	$ 3,965,186,009	$ 66,033,731
Derivative Instruments:
Assets
Swap Agreements	$ 754,981	$ -	$ 754,981	$ -
Liabilities
Swap Agreements	$ (60,690,739)	$ -	$ (59,860,375)	$ (830,364)
Total Derivative Instruments:	$ (59,935,758)	$ -	$ (59,105,394)	$ (830,364)
Other Financial Instruments:
Forward Commitments	$ (20,905)	$ -	$ (20,905)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which level 3 inputs were used in determining value:
Investments in Securities
Asset-Backed Securities
Beginning Balance	$ 8,021,351
Total Realized Gain (Loss)	137,490
Total Unrealized Gain (Loss)	(7,037,745)
Cost of Purchases	9,408
Proceeds of Sales	(4,088,448)
Amortization/Accretion	(3,698,133)
Transfer in/out of Level 3	38,016,333
Ending Balance	$ 31,360,256
Total unrealized gain (loss) on investments held at June 30, 2009	$ 10,608,277
Collateralized Mortgage Obligations
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(16,437,860)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(644,522)
Transfer in/out of Level 3	23,642,247
Ending Balance	$ 6,559,865
Total unrealized gain (loss) on investments held at June 30, 2009	$ (16,437,860)
Commercial Mortgage Securities
Beginning Balance	$ 11,247,582
Total Realized Gain (Loss)	358,878
Total Unrealized Gain (Loss)	(23,586,369)
Cost of Purchases	10,052
Proceeds of Sales	(3,261,807)
Amortization/Accretion	11,354
Transfer in/out of Level 3	43,333,920
Ending Balance	$ 28,113,610
Total unrealized gain (loss) on investments held at June 30, 2009	$ (23,341,801)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (41,455,409)
Total Unrealized Gain (loss)	40,982,381
Transfers in/out of Level 3	(357,336)
Ending Balance	$ (830,364)
Realized gain (loss) on swap agreements for the period	$ (44,208,242)
Total unrealized gain (loss) on swap agreements held at June 30, 2009	$ 54,421

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $4,223,779,282. Net unrealized depreciation aggregated $192,559,542, of which $92,464,072 related to appreciated investment securities and $285,023,614 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. The Fund has adhered to the ISDA Credit Derivatives Determinations Committee and Auction Settlement CDS Protocol (the Protocol). The Protocol provides that credit events are determined by the Credit Derivatives Determinations Committee as defined by the Protocol. If a credit event were to occur during the term of the contract, the contract is settled via the auction settlement process as proscribed by the Protocol. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that is put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $70,968,943 representing 1.82% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2009